UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Limited Maturity Fixed Income Fund

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
CORPORATE BONDS [30.2%]
   AEROSPACE & DEFENSE [0.4%]
   United Technologies
      7.125%, 11/15/10                                   $       175   $    189
      4.375%, 05/01/10                                           200        204
                                                                       --------
   TOTAL AEROSPACE & DEFENSE                                                393
                                                                       ========
   AUTOMOTIVE [0.5%]
   Daimler Finance North America
      4.875%, 06/15/10                                           500        503
                                                                       ========
   BANKS [4.3%]
   Bank of America
      4.375%, 12/01/10                                           300        299
   FHLB
      4.500%, 10/09/09                                         1,700      1,733
   HSBC Holding
      7.500%, 07/15/09                                           200        205
   U.S. Bank, NA
      6.375%, 08/01/11                                         1,700      1,776
   Wachovia
      4.375%, 06/01/10                                           350        342
   Wells Fargo Bank
      7.550%, 06/21/10                                           300        316
                                                                       --------
   TOTAL BANKS                                                            4,671
                                                                       ========
   CHEMICALS [0.2%]
   Dow Chemical
      5.750%, 12/15/08                                           250        252
                                                                       ========
   COMPUTER SYSTEM DESIGN & SERVICES
   [1.6%]
   IBM, MTN
      4.375%, 06/01/09                                         1,700      1,720
                                                                       ========
   ELECTRICAL PRODUCTS [0.2%]
   Public Service Electric & Gas, Ser C,
      MTN
      4.000%, 11/01/08                                           250        250
                                                                       ========
   ENERGY [0.7%]
   Exelon Generation
      6.950%, 06/15/11                                           200        207
   Florida Power
      4.500%, 06/01/10                                           500        505
                                                                       --------
   TOTAL ENERGY                                                             712
                                                                       ========
   FINANCE AUTO LOANS [0.3%]
   Toyota MotorCredit
      5.500%, 12/15/08                                           300        301
                                                                       ========
   FINANCIAL SERVICES [4.0%]
   American Express Credit, MTN
      5.000%, 12/02/10                                           300        302
   American General Finance, Ser H, MTN
      5.375%, 10/01/12                                         1,700      1,583
   Boeing Capital
      6.100%, 03/01/11                                           250        263
   Caterpillar Financial Services
      5.050%, 12/01/10                                           500        514
   General Electric Capital, MTN
      4.875%, 10/21/10                                           300        305
   International Lease Finance
      4.350%, 09/15/08                                           300        299
   John Deere Capital
      7.000%, 03/15/12                                           500        538
   National Rural Utilities Cooperative
      Finance
      4.375%, 10/01/10                                           500        503
                                                                       --------
   TOTAL FINANCIAL SERVICES                                               4,307
                                                                       ========
   FOOD, BEVERAGE & TOBACCO [0.9%]
   Campbell Soup
      6.750%, 02/15/11                                           500        530
   Coca-Cola Enterprises
      8.500%, 02/01/12                                           200        224
   Kellogg
      6.600%, 04/01/11                                           200        210
                                                                       --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           964
                                                                       ========
   FOOD-RETAIL [0.2%]
   Safeway
      6.500%, 03/01/11                                           200        207
                                                                       ========
   INSURANCE [0.2%]
   Allstate
      7.200%, 12/01/09                                           200        208
                                                                       ========
   INVESTMENT BANKER/BROKER DEALER [7.2%]
   Credit Suisse First Boston
      6.125%, 11/15/11                                         1,700      1,745
      3.875%, 01/15/09                                           300        300
   Goldman Sachs Group
      4.500%, 06/15/10                                           350        350
   Lehman Brothers Holdings
      6.625%, 01/18/12                                         1,700      1,682
   Merrill Lynch, MTN
      4.250%, 02/08/10                                         1,700      1,663
   Morgan Stanley
      6.750%, 04/15/11                                         1,700      1,744
      4.250%, 05/15/10                                           350        340
                                                                       --------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  7,824
                                                                       ========
   MULTI-MEDIA [1.9%]
   Walt Disney, MTN
      6.375%, 03/01/12                                         1,700      1,809
      5.700%, 07/15/11                                           300        313
                                                                       --------
   TOTAL MULTI-MEDIA                                                      2,122
                                                                       ========

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Limited Maturity Fixed Income Fund

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
   OIL, GAS & CONSUMABLE FUELS [0.7%]
   ConocoPhillips
      8.750%, 05/25/10                                   $       500   $    544
   Unilever Capital
      7.125%, 11/01/10                                           250        267
                                                                       --------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                        811
                                                                       ========
   PETROLEUM & FUEL PRODUCTS [2.1%]
   Conoco Funding
      6.350%, 10/15/11                                         1,700      1,798
   Occidental Petroleum, MTN
      4.250%, 03/15/10                                           500        504
                                                                       --------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        2,302
                                                                       ========
   REITS-REGIONAL MALLS [0.3%]
   Simon Property Group
      5.600%, 09/01/11                                           350        346
                                                                       ========
   RETAIL [0.7%]
   Target
      5.400%, 10/01/08                                           250        251
   Wal-Mart Stores
      6.875%, 08/10/09                                           200        208
      4.125%, 02/15/11                                           300        302
                                                                       --------
   TOTAL RETAIL                                                             761
                                                                       ========
   TELEPHONES & TELECOMMUNICATIONS
   [3.8%]
   AT&T
      6.250%, 03/15/11                                         1,700      1,758
   Bellsouth Telecommunications
      5.875%, 01/15/09                                           300        303
   Verizon Communications
      7.250%, 12/01/10                                         1,950      2,070
                                                                       --------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  4,131
                                                                       ========
      TOTAL CORPORATE BONDS
      (Cost $33,067)                                                     32,785
                                                                       ========
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [26.7%]
   FFCB, Ser IA2, Cl 1
      5.220%, 10/21/13                                           607        614
   FFCB, Ser IA8, Cl 1
      4.650%, 01/21/14                                         1,348      1,349
   FHLB
      4.375%, 03/17/10                                         1,825      1,864
      3.750%, 01/08/10                                         1,000      1,011
   FHLMC REMIC, Ser R005,
      Cl AB
      5.500%, 12/15/18                                         1,256      1,272
   FHLMC REMIC, Ser R016,
      Cl AM
      5.125%, 06/15/18                                         2,800      2,811
   FHLMC REMIC, Ser R015,
      Cl AN
      3.750%, 02/15/13                                         1,644      1,622
   FHLMC REMIC, Ser R003, Cl AG
      5.125%, 10/15/15                                           837        845
   FHLMC REMIC, Ser R006, Cl AK
      5.750%, 12/15/18                                         1,458      1,489
   FHLMC REMIC, Ser R007, Cl AC
      5.875%, 05/15/16                                           709        725
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                         1,221      1,242
   FHLMC REMIC, Ser R010,
      Cl AB
      5.500%, 12/15/19                                         1,469      1,483
   FHLMC REMIC, Ser R013, Cl AB
      6.000%, 12/15/21                                         1,398      1,428
   FHLMC REMIC, Ser R014,
      Cl AL
      5.500%, 10/15/14                                         1,117      1,135
   FHLMC, Pool G18247
      5.000%, 04/01/23                                           321        317
   FHLMC, Pool J04241
      5.500%, 01/01/22                                           882        889
   FHLMC, Pool J04459
      5.000%, 03/01/22                                           247        244
   FHLMC, Pool J04492
      5.000%, 03/01/22                                           374        371
   FHLMC, Pool J04508
      5.000%, 03/01/22                                           266        263
   FHLMC, Pool J07575
      5.000%, 04/01/23                                           322        318
   FNMA
      4.750%, 12/15/10                                         1,000      1,032
   FNMA, Pool 257234
      5.000%, 06/01/23                                           994        984
   FNMA, Pool 541946
      7.500%, 07/01/30                                             1          1
   FNMA, Pool 584930
      7.500%, 05/01/31                                             2          2
   FNMA, Pool 837191
      5.000%, 12/01/20                                           724        720
   FNMA, Pool 837196
      5.500%, 02/01/21                                           709        715
   FNMA, Pool 933915
      4.500%, 06/01/23                                           496        480
   FNMA, Pool 961540
      5.500%, 02/01/23                                           789        795
   FNMA, Pool 961783
      4.500%, 02/01/23                                           940        910
   FNMA, Pool 962703
      4.500%, 04/01/23                                           297        287
   GNMA, Pool 2003-31 PB, Cl PB
      5.500%, 02/16/32                                         1,815      1,845
                                                                       ========
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $29,046)                                                     29,063
                                                                       ========
U.S. GOVERNMENT AGENCY OBLIGATIONS [21.7%]
   FHLB
      4.875%, 05/14/10                                         2,280      2,349
      4.375%, 09/17/10                                         1,515      1,549
   FHLMC
      7.000%, 03/15/10                                         2,800      2,982

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Limited Maturity Fixed Income Fund

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
   FHLMC (continued)
      5.250%, 05/21/09                                   $       980   $  1,000
      4.250%, 07/15/09                                           675        684
      4.125%, 07/12/10                                         1,700      1,730
   FHLMC, Pool G12806
      5.500%, 09/01/22                                           491        495
   FHLMC, Pool G13118
      4.500%, 04/01/23                                         1,688      1,633
   FHLMC, Pool G18251
      5.000%, 05/01/23                                           497        491
   FNMA, MTN
      6.625%, 09/15/09                                         2,200      2,295
      6.250%, 02/01/11                                         1,800      1,887
      6.000%, 05/15/11                                         2,800      2,982
      4.875%, 04/15/09                                           685        696
      4.750%, 03/12/10                                         1,700      1,746
      3.250%, 02/15/09                                         1,105      1,108
                                                                       ========
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $23,590)                                                     23,627
                                                                       ========
U.S. TREASURY OBLIGATIONS [15.8%]
   U.S. Treasury Notes
      6.500%, 02/15/10                                         2,800      2,979
      6.000%, 08/15/09                                         2,900      3,013
      4.625%, 07/31/09                                         1,300      1,331
      4.500%, 05/15/10                                           535        554
      3.625%, 10/31/09                                           300        305
      3.500%, 12/15/09                                           500        508
      2.625%, 03/15/09                                         1,500      1,504
      2.000%, 02/28/10                                         2,000      1,985
   U.S. Treasury Bill
      1.398%, 07/31/08                                         5,000      4,993
                                                                       ========
      TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $17,166)                                                     17,172
                                                                       ========
MORTGAGE-BACKED SECURITIES [1.2%]
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP2, Cl A1
      6.080%, 02/15/35                                           231        233
   GMAC Commercial Mortgage
      Securities, Ser 2004-C3, Cl A2
      3.950%, 12/10/41                                           210        209
   JPMorgan Chase Commercial Mortgage,
      Ser 2005-LDP5, Cl A1
      5.035%, 12/15/44                                           434        435
   Morgan Stanley Capital Investments,
      Ser 2005-T17, Cl A2
      4.110%, 12/13/41                                           379        378
                                                                       ========
      TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $1,267)                                                       1,255
                                                                       ========
MUNICIPAL BONDS [0.7%]
   Philadelphia School District, Ser A, GO,
      FSA St. Aid Withholding
      Pre-Refunded @ 100 (A)
      5.750%, 02/01/11                                           625        667
                                                                       ========

                                                         Face Amount
                                                            (000)        Value
Description                                                /Shares       (000)
------------------------------------------------------   -----------   --------
      State of Washington, Ser B, GO, FSA
      Pre-Refunded @ 100 (A)
      6.000%, 01/01/10                                   $       125   $    131
                                                                       ========
      TOTAL MUNICIPAL BONDS
      (Cost $804)                                                           798
                                                                       ========
CASH EQUIVALENT [5.0%]
   AIM STIT-Treasury Portfolio, 1.870% *                   5,470,513      5,471
                                                                       ========
      TOTAL CASH EQUIVALENT
      (Cost $5,471)                                                       5,471
                                                                       ========
      TOTAL INVESTMENTS [101.3%]
      (Cost $110,411) +                                                $110,171
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $108,759,654.

*    THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

(A)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

CL    -- CLASS

FFCB  -- FEDERAL FARM CREDIT BANK

FHLB  -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA   -- FINANCIAL SECURITY ASSISTANCE

GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO    -- GENERAL OBLIGATION

MTN   -- MEDIUM TERM NOTE

NA    -- NATIONAL ASSOCIATION

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   -- SERIES

+    AT JUNE 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $110,411
     (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $485 (000)'S AND $725 (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Full Maturity Fixed Income Fund

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
CORPORATE BONDS [28.2%]
   AEROSPACE & DEFENSE [0.5%]
   United Technologies
      4.375%, 05/01/10                                   $       215   $    219
                                                                       ========
   AGRICULTURE [0.2%]
   Bunge NA Finance
      5.900%, 04/01/17                                           100         92
                                                                       ========
   BANKS [4.4%]
   AmSouth Bancorporation
      6.750%, 11/01/25                                            75         71
   Bank of America
      10.200%, 07/15/15                                          100        121
      5.650%, 05/01/18                                           420        392
   Bank One
      10.000%, 08/15/10                                           89         96
   Deutsche Bank
      6.000%, 09/01/17                                           180        182
   Deutsche Bank Trust
      7.250%, 10/15/11                                            46         49
   Dresdner Bank - New York
      7.250%, 09/15/15                                           150        156
   European Investment Bank
      4.625%, 03/21/12                                           450        465
   HSBC Holding
      7.500%, 07/15/09                                           285        291
   Santander Central Hispano Issuances
      7.625%, 09/14/10                                           100        106
                                                                       --------
   TOTAL BANKS                                                            1,929
                                                                       ========
   BUILDING & CONSTRUCTION [0.3%]
   Hanson Australia Funding
      5.250%, 03/15/13                                            75         73
   Masco
      6.125%, 10/03/16                                            75         68
                                                                       --------
   TOTAL BUILDING & CONSTRUCTION                                            141
                                                                       ========
   CABLE/MEDIA [0.2%]
   TCI Communications
      7.875%, 08/01/13                                            75         81
                                                                       ========
   COMPUTER SYSTEM DESIGN & SERVICES [0.7%]
   IBM, MTN
      4.375%, 06/01/09                                           300        304
                                                                       ========
   DATA PROCESSING [0.2%]
   Fiserv
      6.125%, 11/20/12                                           100        101
                                                                       ========
   DIVERSIFIED OPERATIONS [0.4%]
   Hutchison Whampoa International (A)
      5.450%, 11/24/10                                           150        151
                                                                       ========
   DRUGS [1.0%]
   Abbott Laboratories
      5.600%, 05/15/11                                           325        340
   Teva Pharmaceutical
      5.550%, 02/01/16                                            75         73
                                                                       --------
   TOTAL DRUGS                                                              413
                                                                       ========
   ENERGY [1.4%]
   Carolina Power & Light
      5.150%, 04/01/15                                            80         80
   Exelon
      5.625%, 06/15/35                                            75         65
   Korea Electric Power
      7.750%, 04/01/13                                            95        104
      6.750%, 08/01/27                                            75         75
   NiSource Finance
      7.875%, 11/15/10                                            75         78
   Pacific Gas & Electric
      6.050%, 03/01/34                                            25         24
   PPL Energy Supply, Ser A
      5.700%, 10/15/15                                            75         70
   Public Service Company of Colorado,
      Ser 14
      4.375%, 10/01/08                                           100        100
                                                                       --------
   TOTAL ENERGY                                                             596
                                                                       ========
   FINANCIAL SERVICES [3.2%]
   American General Finance
      8.450%, 10/15/09                                           100        103
   Associates Corp of North America, Ser A
      7.950%, 02/15/10                                            75         79
   Eksportsfinans, Ser G
      5.125%, 10/26/11                                           300        311
   General Electric Capital, MTN
      5.500%, 04/28/11                                           330        341
   General Electric Capital, Ser A, MTN
      6.000%, 06/15/12                                            75         77
   HSBC Finance
      5.000%, 06/30/15                                            75         71
   Svensk Exportkredit
      4.875%, 01/19/10                                           280        286
   UFJ Finance Aruba
      6.750%, 07/15/13                                           125        131
                                                                       --------
   TOTAL FINANCIAL SERVICES                                               1,399
                                                                       ========
   FOOD, BEVERAGE & TOBACCO [1.2%]
   Coca-Cola
      5.350%, 11/15/17                                           290        292
   Kraft Foods
      6.500%, 08/11/17                                           190        190
   Pepsi Bottling Holdings (A)
      5.625%, 02/17/09                                            50         51
                                                                       --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           533
                                                                       ========
   INSURANCE [0.4%]
   Protective Life
      4.300%, 06/01/13                                           100         94

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Full Maturity Fixed Income Fund

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
   Travelers (B)
      6.250%, 09/15/08                                   $       100   $     86
                                                                       --------
   TOTAL INSURANCE                                                          180
                                                                       ========
   INVESTMENT BANKER/BROKER DEALER [5.5%]
   Bear Stearns, MTN (B)
      3.129%, 07/31/08                                           340        330
   Citigroup
      3.625%, 02/09/09                                           300        299
   Credit Suisse USA
      5.250%, 03/02/11                                           325        328
   Goldman Sachs Group
      6.600%, 01/15/12                                           200        206
      5.150%, 01/15/14                                            75         72
      3.101%, 09/29/08 (B)                                       100         97
   Jefferies Group
      6.450%, 06/08/27                                           100         78
   Lehman Brothers Holdings
      6.625%, 01/18/12                                           300        297
      6.500%, 07/19/17                                           100         93
   Merrill Lynch
      6.000%, 02/17/09                                           325        324
   Merrill Lynch, Ser C, MTN (B)
      3.004%, 08/05/08                                            70         67
   Morgan Stanley
      4.750%, 04/01/14                                            75         68
      2.993%, 07/15/08 (B)                                       140        137
                                                                       --------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  2,396
                                                                       ========
   MANUFACTURING [0.5%]
   General Electric
      5.000%, 02/01/13                                           150        151
   Tyco International Group
      6.375%, 10/15/11                                            75         77
                                                                       --------
   TOTAL MANUFACTURING                                                      228
                                                                       ========
   MEDICAL PRODUCTS [0.3%]
   Johnson & Johnson
      5.550%, 08/15/17                                           130        135
                                                                       ========
   METALS & MINING [0.5%]
   Rio Tinto Finance USA
      6.500%, 07/15/18                                           100        100
   Vale Overseas
      6.875%, 11/21/36                                           100         93
                                                                       --------
   TOTAL METALS & MINING                                                    193
                                                                       ========
   MULTI-MEDIA [1.0%]
   CBS
      6.625%, 05/15/11                                            60         62
   Time Warner
      9.125%, 01/15/13                                            50         55
      5.875%, 11/15/16                                            85         80
   Viacom
      7.700%, 07/30/10                                            75         78
   Walt Disney, MTN
      6.375%, 03/01/12                                           150        160
                                                                       --------
   TOTAL MULTI-MEDIA                                                        435
                                                                       ========
   OIL, GAS & CONSUMABLE FUELS [1.4%]
   ConocoPhillips
      5.300%, 04/15/12                                           300        308
   Shell International
      5.625%, 06/27/11                                           300        315
                                                                       --------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                        623
                                                                       ========
   PETROLEUM & FUEL PRODUCTS [0.3%]
   Energy Transfer Partners
      6.625%, 10/15/36                                            75         70
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                            50         54
                                                                       --------
   TOTAL PETROLEUM & FUEL PRODUCTS                                          124
                                                                       ========
   RETAIL [1.7%]
   Home Depot
      5.250%, 12/16/13                                           310        297
   Lowe's
      5.000%, 10/15/15                                           200        197
   Target
      6.350%, 01/15/11                                           250        261
                                                                       --------
   TOTAL RETAIL                                                             755
                                                                       ========
   SECURITY BROKERS & DEALERS [0.2%]
   iStar Financial
      5.850%, 03/15/17                                           100         79
                                                                       ========
   SHORT-TERM BUSINESS CREDIT [0.2%]
   Citigroup Canada
      5.200%, 06/01/15                                           100         69
                                                                       ========
   TELEPHONES & TELECOMMUNICATIONS
   [2.2%]
   British Telecommunications
      9.125%, 12/15/30                                           100        120
      8.625%, 12/15/10 (C)                                        60         64
   Deutsche Telekom International Finance
      8.750%, 06/15/30                                            75         86
      8.500%, 06/15/10                                            25         26
   France Telecom
      7.750%, 03/01/11                                            50         53
   New Cingular Wireless Services
      8.750%, 03/01/31                                            75         89
   SBC Communications
      5.300%, 11/15/10                                           300        307
   Sprint Capital
      6.900%, 05/01/19                                            75         66
   Telecom Italia Capital
      7.200%, 07/18/36                                            75         73

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Full Maturity Fixed Income Fund

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
   Telefonica Emisiones
      6.421%, 06/20/16                                   $        75   $     76
                                                                       --------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    960
                                                                       ========
   TRANSPORTATION SERVICES [0.3%]
   FedEx
      9.650%, 06/15/12                                           125        144
                                                                       ========
      TOTAL CORPORATE BONDS
      (Cost $12,383)                                                     12,280
                                                                       ========
U.S. GOVERNMENT AGENCY OBLIGATIONS [22.6%]
   FAMC MTN
      4.250%, 07/29/08                                            20         20
   FFCB
      4.875%, 04/04/12                                           200        207
   FHLMC
      6.875%, 09/15/10                                           300        322
      5.875%, 03/21/11                                           350        369
      4.375%, 07/17/15                                         1,060      1,053
   FNMA, MTN
      6.625%, 09/15/09                                           200        209
      6.125%, 03/15/12                                           740        796
      6.000%, 05/15/11                                         2,825      3,008
      5.000%, 02/13/17                                         1,050      1,070
      4.625%, 10/15/13                                           850        867
      4.250%, 09/25/22                                           212        209
      3.875%, 02/15/10                                           325        329
   FNMA, Pool 745418
      5.500%, 04/01/36                                         1,414      1,398
                                                                       ========
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $9,815)                                                       9,857
                                                                       ========
U.S. TREASURY OBLIGATIONS [16.8%]
   U.S. Treasury Bonds
      9.125%, 05/15/18                                           200        281
      6.250%, 08/15/23                                         2,450      2,915
   U.S. Treasury Notes
      4.875%, 08/15/16                                         1,025      1,099
      4.750%, 05/15/14                                         1,000      1,072
      4.250%, 08/15/13                                           700        730
      4.250%, 11/15/17                                         1,200      1,226
                                                                       ========
      TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $7,188)                                                       7,323
                                                                       ========
MORTGAGE-BACKED SECURITIES [13.8%]
   Banc of America Alternative Loan Trust,
      Ser 2004-2, Cl 5A1
      5.500%, 03/25/19                                           115        112
   Banc of America Alternative Loan Trust,
      Ser 2005-4, Cl CB11
      5.500%, 05/25/35                                           110        109
   Banc of America Alternative Loan Trust,
      Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                            94         92
   Banc of America Alternative Loan Trust,
      Ser 2005-9, Cl 1CB3
      5.500%, 10/25/35                                           111        105
   Banc of America Alternative Loan Trust,
      Ser 2006-2, Cl 6A1
      5.500%, 03/25/21                                           128        118
   Bayview Financial Acquisition Trust,
      Ser 2007-A, Cl 1A2
      6.205%, 04/28/37                                           200        175
   Bear Stearns Commercial Mortgage
      Security, Ser 2007-PW16,
      Cl AM (B)
      5.902%, 08/11/08                                           300        273
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A9, Cl A9 (B)
      2.486%, 07/15/08                                           500        495
   Chase Mortgage Finance, Ser
      2003-S13, Cl A11
      5.500%, 11/25/33                                            97         96
   Citigroup
      5.205%, 12/11/49                                           400        389
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                           101         98
   Commercial Mortgage, Ser 2006-C8,
      Cl A2B
      5.248%, 12/10/46                                           185        182
   Countrywide Asset-Backed Certificate,
      Ser 2007-S1, Cl A6 (B)
      5.693%, 08/25/08                                           197        106
   Countrywide Asset-Backed Certificates,
      Ser 2006-11, Cl 1AF3 (B)
      6.050%, 08/25/08                                           200        170
   Countrywide Asset-Backed Certificates,
      Ser 2006-13, Cl 1AF2
      5.884%, 01/25/37                                           200        183
   Deutsche Bank Alternate Loan Trust,
      Ser 2006-AR5, Cl 21A
      6.000%, 10/15/21                                           162        154
   Discover Card Master Trust I,
      Ser 2003-4, Cl A1 (B)
      2.581%, 07/15/08                                           400        399
   First Horizon Alternative Mortgage
      Securities, Ser 2006-FA8, Cl 2A1
      5.750%, 02/25/37                                           145        134
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                           150        147
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (B)
      5.189%, 08/10/08                                           200        194
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                           225        213
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-GH1, Cl A6 (B)
      4.810%, 08/25/08                                           144        136
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-J4, Cl A2
      5.500%, 08/25/14                                           102        100
   JPMorgan Alternative Loan Trust,
      Ser 2006-S3, Cl A3A
      6.000%, 08/25/36                                           200        183

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Full Maturity Fixed Income Fund

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
   JPMorgan Chase, Ser 2006-CB17,
      Cl ASB
      5.415%, 12/12/43                                   $       200   $    192
   JPMorgan Mortgage Trust,
      Ser 2006-A7, Cl 2A2 (B)
      5.810%, 08/25/08                                           165        162
   JPMorgan Mortgage Trust,
      Ser 2006-A7, Cl 2A4R (B)
      5.436%, 08/25/08                                           200        179
   JPMorgan Mortgage Trust,
      Ser 2007-A2, Cl 2A3 (B)
      5.701%, 08/25/08                                           200        185
   RAAC, Ser 2004-SP1, Cl AI4 (B)
      5.285%, 08/25/08                                           139        126
   Renaissance Home Equity, Ser 2007-1,
      Cl AF2
      5.512%, 04/25/37                                           200        192
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                            43         39
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                            73         69
   Salomon Brothers Mortgage Securities
      VII, Cl A2
      7.455%, 07/18/33                                           172        177
   Wachovia Bank Commercial Mortgage,
      Ser 2003-C3, Cl A2
      4.867%, 02/15/35                                           150        145
   WaMu Mortgage Pass Through
      Certificates, Ser 2004-CB2, Cl 5A
      5.000%, 07/25/19                                           179        170
                                                                       ========
      TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $6,376)                                                       5,999
                                                                       ========
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [14.1%]
   FHLMC Gold, Pool G11880
      5.000%, 12/01/20                                           140        139
   FHLMC REMIC, Ser 2720
      5.000%, 12/15/16                                           150        152
   FHLMC REMIC, Ser R003
      5.500%, 08/15/16                                           161        164
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                           149        152
   FHLMC REMIC, Ser R010,
      Cl AB
      5.500%, 12/15/19                                           306        309
   FHLMC REMIC, Ser R010, Cl VA
      5.500%, 04/15/17                                           135        137
   FHLMC, Pool 160098
      10.500%, 01/01/10                                            1          1
   FHLMC, Pool 1B2677 (B)
      4.147%, 09/15/08                                            31         31
   FHLMC, Pool 1B2683 (B)
      4.087%, 09/15/08                                            19         19
   FHLMC, Pool 1B2692 (B)
      4.470%, 09/15/08                                            51         52
   FHLMC, Pool 1Q0081 (B)
      5.059%, 09/15/08                                           301        303
   FHLMC, Pool C20300
      6.500%, 01/01/29                                            15         15
   FHLMC, Pool E01280
      5.000%, 12/01/17                                            50         49
   FHLMC, Pool G08003
      6.000%, 07/01/34                                           152        154
   FHLMC, Pool G11431
      6.000%, 02/01/18                                            33         34
   FHLMC, Pool G11911
      5.000%, 02/01/21                                           363        360
   FHLMC, Pool G12609
      5.500%, 04/01/22                                           732        737
   FHLMC, Pool G18124
      6.000%, 06/01/21                                           127        130
   FHLMC, Ser 2141, Cl N
      5.550%, 11/15/27                                             1          1
   FHLMC, Ser 2544, Cl QB
      5.000%, 09/15/15                                            57         58
   FHLMC, Ser 2730, Cl PD
      5.000%, 05/15/21                                           150        151
   FHLMC, Ser 2804, Cl VC
      5.000%, 07/15/21                                           167        164
   FHLMC, Ser 3122, Cl VA
      6.000%, 01/15/17                                           126        130
   FHLMC, Ser 3132, Cl MA
      5.500%, 12/15/23                                           122        124
   FNMA REMIC, Ser 2003, Cl 18
      5.000%, 03/25/16                                            69         70
   FNMA REMIC, Ser 2003, Cl 31
      4.500%, 12/25/28                                            67         68
   FNMA REMIC, Ser 2006-B2, Cl AB
      5.500%, 05/25/14                                           183        186
   FNMA, Pool 844809
      5.000%, 11/01/35                                           165        158
   FNMA, Pool 252570
      6.500%, 07/01/29                                            28         30
   FNMA, Pool 253183
      7.500%, 04/01/30                                             2          2
   FNMA, Pool 253398
      8.000%, 08/01/30                                             8          9
   FNMA, Pool 254510
      5.000%, 11/01/17                                            64         64
   FNMA, Pool 254545
      5.000%, 12/01/17                                           124        124
   FNMA, Pool 254685
      5.000%, 04/01/18                                            94         94
   FNMA, Pool 254949
      5.000%, 11/01/33                                            83         80
   FNMA, Pool 254953
      5.000%, 11/01/18                                            50         50
   FNMA, Pool 255814
      5.500%, 08/01/35                                           220        218
   FNMA, Pool 303168
      9.500%, 02/01/25                                             7          7
   FNMA, Pool 735060
      6.000%, 11/01/34                                           105        106
   FNMA, Pool 735228
      5.500%, 02/01/35                                            92         91
   FNMA, Pool 827223 (B)
      4.757%, 08/25/08                                           173        174
   FNMA, Pool 835744
      5.000%, 09/01/35                                           531        511

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Full Maturity Fixed Income Fund

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
   FNMA, Ser 1992, Cl 136
      6.000%, 08/25/22                                   $        34   $     35
   FNMA, Ser 2003, Cl 16
      5.000%, 10/25/15                                           110        111
   FNMA, Ser 2004-W6, Cl 1A6
      5.500%, 07/25/34                                            78         75
   GNMA, Pool 479168
      8.000%, 02/15/30                                             8          9
   GNMA, Pool 780315
      9.500%, 12/15/17                                            14         16
   GNMA, Ser 2004, Cl 78
      4.658%, 04/16/29                                           150        146
   GNMA, Ser 2006, Cl 15A
      3.727%, 03/16/27                                           126        125
                                                                       ========
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS                                                         6,125
      (Cost $6,098)
                                                                       ========
ASSET-BACKED SECURITIES [1.9%]
   CitiFinancial Mortgage Securities,
      Ser 2004-1, Cl AF2 (C)
      2.645%, 04/25/34                                            44         42
   Cityscape Home Equity Loan Trust,
      Ser 1997-C, Cl A4 (C)
      7.000%, 07/25/28                                            11         11
   Contimortgage Home Equity Loan Trust,
      Ser 1997-2, Cl A9
      7.090%, 04/15/28                                             3          3
   Green Tree Financial, Ser 1997-7, Cl A6
      6.760%, 07/15/29                                           106        103
   GSAA Home Equity Trust, Ser 2005-1,
      Cl AF2 (B)
      4.316%, 08/25/08                                           108        106
   John Deere Owner Trust, Ser 2007-A,
      Cl A3
      5.040%, 07/15/11                                           395        399
   Residential Asset Mortgage Products,
      Ser 2002-RS3, Cl AI5 (B)
      5.572%, 08/25/08                                            69         59
   Residential Asset Securities,
      Ser 2003-KS5, Cl AI6 (B)
      3.620%, 08/25/08                                           162        124
   Residential Asset Securities,
      Ser 2004-KS5, Cl AI3 (B)
      4.030%, 08/25/08                                             1          1
                                                                       ========
      TOTAL ASSET-BACKED SECURITIES
      (Cost $899)                                                           848
                                                                       ========
FOREIGN GOVERNMENT BONDS [0.7%]
   Cia de Bebidas das Americas
      8.750%, 09/15/13                                           175        198
   National Bank of Hungary
      8.875%, 11/01/13                                            75         92
                                                                       ========
      TOTAL FOREIGN GOVERNMENT BONDS
      (Cost $278)                                                           290

                                                         Face Amount
                                                            (000)        Value
Description                                                /Shares       (000)
------------------------------------------------------   -----------   --------
MUNICIPAL BOND [0.0%]
   LOUISIANA [0.0%]
   Louisiana State, Tobacco Settlement
      Financing Authority, Ser 2001A, RB
      6.360%, 05/15/25                                   $        19   $     18
                                                                       ========
      TOTAL MUNICIPAL BOND
      (Cost $19)                                                             18
                                                                       ========
CASH EQUIVALENT [1.8%]
   AIM STIT-Treasury Portfolio, 1.870% *                     776,319        776
                                                                       ========
      TOTAL CASH EQUIVALENT
      (Cost $776)                                                           776
                                                                       ========
      TOTAL INVESTMENTS [99.9%]
      (Cost $43,832) +                                                 $ 43,516
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $43,581,470.

*    THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $202(000), REPRESENTING 0.5% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2008.

(C) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2008. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

CL    -- CLASS

FAMC  -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION

FFCB  -- FEDERAL FARM CREDIT BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN   -- MEDIUM TERM NOTE

NA    -- NATIONAL ASSOCIATION

RB    -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   -- SERIES

+    AT JUNE 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $43,832
     (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $597(000)'S AND $913 (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Balanced Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
COMMON STOCK [54.9%]
   ADVERTISING [0.1%]
   CBS, Cl B                                                     843   $     16
                                                                       ========
   AEROSPACE & DEFENSE [1.7%]
   Boeing                                                      1,599        105
   General Dynamics                                              171         14
   Honeywell International                                       634         32
   Lockheed Martin                                               593         59
   Northrop Grumman                                              185         12
   Raytheon                                                      278         16
   United Technologies                                           126          8
                                                                       --------
   TOTAL AEROSPACE & DEFENSE                                                246
                                                                       ========
   AIRLINES [0.1%]
   Southwest Airlines                                          1,537         20
                                                                       ========
   AUTOMOTIVE [0.3%]
   Autozone *                                                     98         12
   Ford Motor *                                                3,607         17
   Paccar                                                        364         15
                                                                       --------
   TOTAL AUTOMOTIVE                                                          44
                                                                       ========
   BANKS [2.7%]
   Bank of America                                             3,562         85
   Bank of New York Mellon                                     1,049         40
   Fifth Third Bancorp                                         7,655         78
   Huntington Bancshares                                       2,497         14
   IntercontinentalExchange *                                     34          4
   Marshall & Ilsley                                              11         --
   NYSE Euronext                                                 180          9
   PNC Financial Services Group                                  431         25
   State Street                                                  716         46
   SunTrust Banks                                                337         12
   Wachovia                                                    2,044         32
   Wells Fargo                                                 1,418         34
   Zions Bancorporation                                          328         10
                                                                       --------
   TOTAL BANKS                                                              389
                                                                       ========
   BEAUTY PRODUCTS [0.8%]
   Procter & Gamble                                            1,955        119
                                                                       ========
   BIOMEDICAL RESEARCH & PRODUCTS [0.1%]
   Celgene *                                                     297         19
                                                                       ========
   BIOTECHNOLOGY [0.6%]
   Amgen *                                                       764         36
   Biogen Idec *                                                 213         12
   Gilead Sciences *                                             664         35
   Millipore *                                                    28          2
                                                                       --------
   TOTAL BIOTECHNOLOGY                                                       85
                                                                       ========
   BROADCASTING & CABLE [0.7%]
   Cisco Systems *                                             3,444         80
   Qualcomm                                                      591         26
                                                                       --------
   TOTAL BROADCASTING & CABLE                                               106
                                                                       ========
   BUSINESS SERVICES [0.4%]
   Affiliated Computer Services, Cl A *                           97          5
   Computer Sciences *                                           599         28
   eBay *                                                        540         15
   Xerox                                                         437          6
                                                                       --------
   TOTAL BUSINESS SERVICES                                                   54
                                                                       ========
   CHEMICALS [1.7%]
   Dow Chemical                                                1,753         61
   Eastman Chemical                                              135          9
   EI Du Pont de Nemours                                         893         38
   Hercules                                                      691         12
   International Flavors & Fragrances                            297         12
   Monsanto                                                      914        116
                                                                       --------
   TOTAL CHEMICALS                                                          248
                                                                       ========
   COMMERCIAL BANKS [0.6%]
   BB&T                                                        1,605         36
   Regions Financial                                           5,118         56
                                                                       --------
   TOTAL COMMERCIAL BANKS                                                    92
                                                                       ========
   COMMUNICATION & MEDIA [0.9%]
   Comcast, Cl A                                               1,339         25
   DIRECTV Group *                                               299          8
   Meredith                                                      391         11
   Time Warner                                                 5,999         89
                                                                       --------
   TOTAL COMMUNICATION & MEDIA                                              133
                                                                       ========
   COMPUTER & ELECTRONICS RETAIL [0.3%]
   GameStop, Cl A *                                            1,033         42
                                                                       ========
   COMPUTER SYSTEM DESIGN & SERVICES
   [3.0%]
   Apple *                                                       699        117
   Dell *                                                      2,218         49
   Hewlett-Packard                                             2,422        107
   IBM                                                         1,323        157
   Lexmark International, Cl A *                                 193          6
   Sun Microsystems *                                            473          5
                                                                       --------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                  441
                                                                       ========
   COMPUTERS & PERIPHERALS [0.1%]
   EMC *                                                       1,270         19
                                                                       ========
   CONSTRUCTION & ENGINEERING [0.3%]
   Jacobs Engineering Group *                                    481         39
                                                                       ========
   CONSUMER PRODUCTS [0.2%]
   Black & Decker                                                461         26
                                                                       ========

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Balanced Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
   CONSUMER PRODUCTS & SERVICES [0.3%]
   Hasbro                                                         41   $      1
   Kimberly-Clark                                                818         49
                                                                       --------
   TOTAL CONSUMER PRODUCTS & SERVICES                                        50
                                                                       ========
   CONTAINERS & PACKAGING [0.1%]
   Bemis                                                         417          9
                                                                       ========
   DIVERSIFIED MANUFACTURING [1.7%]
   General Electric                                            9,364        250
                                                                       ========
   DIVERSIFIED METALS & MINING [0.4%]
   Freeport-McMoRan Copper & Gold, Cl B                          466         55
   United States Steel                                            29          5
                                                                       --------
   TOTAL DIVERSIFIED METALS & MINING                                         60
                                                                       ========
   DRUGS [3.6%]
   Abbott Laboratories                                           912         48
   AmerisourceBergen, Cl A                                       580         23
   Bristol-Myers Squibb                                          369          8
   Forest Laboratories *                                          11         --
   Johnson & Johnson                                           1,807        116
   Merck                                                       2,725        103
   Pfizer                                                      7,809        136
   Watson Pharmaceuticals *                                      945         26
   Wyeth                                                       1,389         67
                                                                       --------
   TOTAL DRUGS                                                              527
                                                                       ========
   ELECTRICAL COMPONENTS & EQUIPMENT [0.1%]
   Tyco Electronics                                              190          7
                                                                       ========
   ELECTRICAL SERVICES [1.6%]
   American Electric Power                                       622         25
   DTE Energy                                                  1,147         49
   Duke Energy                                                 4,627         80
   Pinnacle West Capital                                       1,215         37
   Public Service Enterprise Group                               402         19
   Southern                                                      458         16
   Xcel Energy                                                    63          1
                                                                       --------
   TOTAL ELECTRICAL SERVICES                                                227
                                                                       ========
   ELECTRONIC EQUIPMENT & INSTRUMENTS [0.0%]
   Jabil Circuit                                                 149          2
                                                                       ========
   ENERGY [0.8%]
   Edison International                                        1,343         69
   Entergy                                                       239         29
   PG&E                                                          462         18
                                                                       --------
   TOTAL ENERGY                                                             116
                                                                       ========
   ENGINEERING SERVICES [0.4%]
   Fluor                                                         311         58
                                                                       ========
   ENTERTAINMENT [0.2%]
   Carnival                                                      881         29
                                                                       ========
   FINANCIAL SERVICES [1.8%]
   American Express                                            2,557         96
   Capital One Financial                                       1,347         51
   Charles Schwab                                              1,437         30
   Citigroup                                                     495          8
   Discover Financial Services                                 2,704         36
   Federal National Mortgage Association                       1,098         21
   Western Union                                                 521         13
                                                                       --------
   TOTAL FINANCIAL SERVICES                                                 255
                                                                       ========
   FOOD, BEVERAGE & TOBACCO [2.2%]
   Coca-Cola                                                     128          7
   Coca-Cola Enterprises                                       1,580         27
   General Mills                                               1,218         74
   Kellogg Company                                               694         33
   Pepsi Bottling Group                                        2,418         68
   PepsiCo                                                       515         33
   Safeway                                                     1,047         30
   Supervalu                                                   1,427         44
                                                                       --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           316
                                                                       ========
   GAS/NATURAL GAS [0.0%]
   El Paso                                                        31          1
                                                                       ========
   HEALTHCARE PRODUCTS & SERVICES [0.6%]
   Applera - Applied Biosystems Group                            105          4
   Cardinal Health                                               206         11
   Express Scripts, Cl A *                                       286         18
   McKesson                                                      185         10
   Medco Health Solutions *                                      582         27
   Thermo Fisher Scientific *                                      3         --
   UnitedHealth Group                                            613         16
                                                                       --------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                      86
                                                                       ========
   HOUSEHOLD FURNITURE & FIXTURES [0.0%]
   Stanley Works                                                 132          6
                                                                       ========
   INSURANCE [2.5%]
   ACE                                                           974         54
   Aetna                                                         671         27
   Allstate                                                      369         17
   American International Group                                3,120         82
   Cigna                                                         695         25
   Genworth Financial, Cl A                                    4,519         80
   Hartford Financial Services Group                             415         27
   MetLife                                                       696         37
   Tenet Healthcare *                                            750          4

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Balanced Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
   XL Capital, Cl A                                              344   $      7
                                                                       --------
   TOTAL INSURANCE                                                          360
                                                                       ========
   INVESTMENT BANKER/BROKER DEALER [1.0%]
   Ameriprise Financial                                          915         37
   Federated Investors, Cl B                                     300         10
   Franklin Resources                                            220         20
   JPMorgan Chase                                              1,680         58
   Legg Mason                                                    179          8
   Northern Trust                                                  4         --
   T Rowe Price Group                                            332         19
                                                                       --------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                    152
                                                                       ========
   MACHINERY [0.8%]
   Caterpillar                                                 1,070         79
   Cummins                                                       453         30
   Deere                                                         180         13
   Illinois Tool Works                                             7         --
                                                                       --------
   TOTAL MACHINERY                                                          122
                                                                       ========
   MEDICAL PRODUCTS & SERVICES [1.1%]
   Baxter International                                          149         10
   Becton Dickinson                                              360         29
   Boston Scientific *                                         1,647         20
   Eli Lilly                                                     662         31
   Genzyme-General Division *                                    186         13
   Intuitive Surgical *                                          154         41
   WellPoint *                                                   330         16
                                                                       --------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        160
                                                                       ========
   MULTI-MEDIA [0.4%]
   Walt Disney                                                 1,852         58
                                                                       ========
   OFFICE FURNITURE & FIXTURES [1.9%]
   3M                                                            455         32
   Adobe Systems *                                               495         19
   CA                                                          1,125         26
   Compuware *                                                   490          5
   Microsoft                                                   4,755        131
   Oracle *                                                    2,103         44
   Symantec *                                                  1,040         20
                                                                       --------
   TOTAL OFFICE FURNITURE & FIXTURES                                        277
                                                                       ========
   PAPER & RELATED PRODUCTS [0.1%]
   International Paper                                           875         20
                                                                       ========
   PETROLEUM & FUEL PRODUCTS [9.5%]
   Anadarko Petroleum                                            684         51
   Apache                                                        307         43
   Chesapeake Energy                                             472         31
   ChevronTexaco                                               2,124        211
   ConocoPhillips                                              1,795        169
   Consol Energy                                                 462         52
   Devon Energy                                                  372         45
   EOG Resources                                                  96         13
   Exxon Mobil                                                 4,055        357
   Halliburton                                                   271         14
   Hess                                                          703         89
   Massey Energy                                                 232         22
   National Oilwell Varco *                                      664         59
   Noble                                                          46          3
   Noble Energy                                                  164         16
   Occidental Petroleum                                          534         48
   Peabody Energy                                                107          9
   Range Resources                                               255         17
   Schlumberger                                                  308         33
   Smith International                                           152         13
   Spectra Energy                                                147          4
   Transocean                                                    278         42
   Weatherford International *                                   648         32
   Williams                                                      299         12
                                                                       --------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        1,385
                                                                       ========
   PRINTING & PUBLISHING [0.4%]
   Gannett                                                     2,373         52
   Pitney Bowes                                                   70          2
                                                                       --------
   TOTAL PRINTING & PUBLISHING                                               54
                                                                       ========
   RAILROADS [0.3%]
   Burlington Northern Santa Fe                                  144         14
   CSX                                                           504         32
                                                                       --------
   TOTAL RAILROADS                                                           46
                                                                       ========
   REAL ESTATE INVESTMENT TRUSTS [0.3%]
   Apartment Investment & Management,
   Cl A                                                           22          1
   AvalonBay Communities                                          95          8
   Developers Diversified Realty                                  78          3
   Host Hotels & Resorts                                       1,476         20
   Simon Property Group                                          204         18
                                                                       --------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                       50
                                                                       ========
   RETAIL [2.6%]
   Abercrombie & Fitch, Cl A                                     104          7
   Best Buy                                                      616         24
   Gap                                                         1,638         27
   Home Depot                                                  1,908         45
   Kroger                                                      1,895         55
   Lowe's                                                      1,371         29
   McDonald's                                                  1,029         58
   SYSCO                                                          11         --
   Target                                                        199          9
   Tiffany                                                       133          5
   TJX                                                           203          6
   Walgreen                                                      125          4
   Wal-Mart Stores                                             1,912        108
                                                                       --------
   TOTAL RETAIL                                                             377
                                                                       ========
   RUBBER & PLASTIC [0.0%]
   Apollo Group, Cl A *                                           89          4
                                                                       ========

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Balanced Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
   SEMI-CONDUCTORS [1.3%]
   Altera                                                         76   $      2
   Applied Materials                                              20         --
   Intel                                                       4,775        103
   Microchip Technology                                          690         21
   MEMC Electronic Materials *                                   216         14
   Novellus Systems *                                            388          8
   Nvidia *                                                      174          3
   Texas Instruments                                           1,557         44
                                                                       --------
   TOTAL SEMI-CONDUCTORS                                                    195
                                                                       ========
   TELEPHONES & TELECOMMUNICATIONS
   [2.3%]
   AT&T                                                        2,793         94
   CenturyTel                                                    439         16
   Corning                                                       228          5
   Embarq                                                        435         21
   Qwest Communications International                         13,597         54
   Sprint Nextel                                                 653          6
   Verizon Communications                                      3,966        140
                                                                       --------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    336
                                                                       ========
   TRANSPORTATION SERVICES [0.2%]
   FedEx                                                         329         26
   Norfolk Southern                                               11          1
   Union Pacific                                                  48          3
                                                                       --------
   TOTAL TRANSPORTATION SERVICES                                             30
                                                                       ========
   TRUCKING [0.5%]
   Ryder System                                                1,045         72
                                                                       ========
   WASTE MANAGEMENT SERVICES [0.3%]
   Waste Management                                            1,158         44
                                                                       ========
   WEB PORTALS/ISP [0.9%]
   Amazon.com *                                                  209         15
   Expedia *                                                     379          7
   Google, Cl A *                                                165         87
   Juniper Networks *                                            376          9
   VeriSign *                                                    104          4
   Yahoo! *                                                      296          6
                                                                       --------
   TOTAL WEB PORTALS/ISP                                                    128
                                                                       ========
   WHOLESALE [0.1%]
   Dean Foods *                                                  445          9
                                                                       ========
      TOTAL COMMON STOCK
      (Cost $8,530)                                                       8,016
                                                                       --------

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
MORTGAGE-BACKED SECURITIES [12.7%]
   Banc of America Alternative Loan Trust,
      Ser 2005-6, Cl 7A1 (A)
      5.500%, 07/25/20                                   $        31   $     31
   Bayview Financial Acquisition Trust,
      Ser 2007-A, Cl 1A2
      6.205%, 04/28/37                                           100         87
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A9, Cl A9 (A)
      2.486%, 07/15/08                                           100         99
   Chase Mortgage Finance, Ser 2003-S14,
      Cl 3A6
      5.500%, 01/25/34                                            43         43
   Citicorp Mortgage Securities,
      Ser 2003-11, Cl 2A8
      5.500%, 12/25/33                                            50         49
   Citicorp Mortgage Securities,
      Ser 2004-4, Cl A5
      5.500%, 06/25/34                                           136        132
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                            51         49
   Countrywide Alternative Loan Trust,
      Ser 2005-50CB, Cl 4A1
      5.000%, 11/25/20                                            31         29
   Countrywide Alternative Loan Trust,
      Ser 2005-85CB, Cl 3A1
      5.250%, 02/25/21                                            64         61
   Countrywide Alternative Loan Trust,
      Ser 2006-7CB, Cl 3A1
      5.250%, 05/25/21                                            49         46
   Countrywide Asset-Backed Certificates,
      Ser 2005-13, Cl AF2 (A)
      5.294%, 08/25/08                                            57         57
   Credit-Based Asset Servicing and Securitization,
      Ser 2005-CB8,
      Cl AF2 (B)
      5.300%, 12/25/35                                            56         54
   Deutsche Bank Alternate Loan Trust,
      Ser 2006-AR5, Cl 21A (A)
      6.000%, 10/15/21                                            81         77
   Discover Card Master Trust I,
      Ser 2003-3, Cl A (A)
      2.671%, 07/15/08                                           150        148
   First Horizon CMO, Ser 2006-FA6,
      Cl 3A1 (A)
      5.750%, 11/25/21                                            65         60
   First Union National Bank CMO,
      Ser 2001-C4, Cl A2
      6.223%, 12/12/33                                            50         51
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                           100         98
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (A)
      5.189%, 08/10/08                                            75         73
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                           100         94
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-GH1, Cl A6 (A)
      4.810%, 08/25/08                                            72         68

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Balanced Fund

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-HE5, Cl A6 (A)
      4.388%, 08/25/08                                   $        70   $     40
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-J4, Cl A2
      5.500%, 08/25/14                                            51         50
   JPMorgan Mortgage Trust,
      Ser 2006-A7, Cl 2A4R (A)
      5.436%, 08/25/08                                           100         90
   JPMorgan Mortgage Trust,
      Ser 2007-A2, Cl 2A3 (A)
      5.701%, 08/25/08                                           100         93
   RAAC, Ser 2004-SP1, Cl AI4 (A)
      5.285%, 08/25/08                                            69         63
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                            21         19
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                            24         23
   Residential Funding Mortgage Securities
      I, Ser 2003-S11, Cl A2
      4.000%, 06/25/18                                            75         70
                                                                       ========
   TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $1,971)                                                          1,854
                                                                       ========
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [8.8%]
   FHLMC Gold, Pool C90691
      5.500%, 07/01/23                                            43         42
   FHLMC Gold, Pool G01823
      6.000%, 05/01/35                                            74         75
   FHLMC Gold, Pool G11771
      6.000%, 06/01/20                                            55         57
   FHLMC REMIC, Ser 2578, Cl PD
      5.000%, 08/15/14                                            30         30
   FHLMC REMIC, Ser 2673, Cl NC
      5.500%, 05/15/21                                            75         76
   FHLMC REMIC, Ser R007, Cl AC
      5.875%, 05/15/16                                            59         60
   FHLMC REMIC, Ser R010,
      Cl AB
      5.500%, 12/15/19                                           102        103
   FNMA REMIC, Ser 2003, Cl 18
      5.000%, 03/25/16                                            57         58
   FNMA REMIC, Ser 2003, Cl 31
      4.500%, 12/25/28                                            38         39
   FNMA, Pool 254800
      5.500%, 07/01/23                                           320        320
   FNMA, Pool 256171
      6.000%, 03/01/26                                           175        178
   FNMA, Pool 725773
      5.500%, 09/01/34                                           106        105
   FNMA, Pool 735228
      5.500%, 02/01/35                                            46         45
   FNMA, Pool 790108
      6.000%, 08/01/34                                            50         51
   FNMA, Ser 2004-W10, Cl A24
      5.000%, 08/25/34                                            50         50
                                                                       ========
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $1,283)                                                       1,289
                                                                       ========
U.S. TREASURY OBLIGATIONS [7.7%]
   U.S. Treasury Bonds
      9.125%, 05/15/18                                           100        140
      6.250%, 08/15/23                                           825        982
                                                                       ========
      TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,093)                                                       1,122
                                                                       ========
U.S. GOVERNMENT AGENCY OBLIGATIONS [6.5%]
   FNMA
      6.000%, 05/15/11                                           600        639
      4.250%, 09/25/22                                            76         75
   FNMA, Pool 745418
      5.500%, 04/01/36                                           236        233
                                                                       ========
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $949)                                                           947
                                                                       ========
CORPORATE BONDS [6.1%]
   AGRICULTURE [0.1%]
   Bunge NA Finance
      5.900%, 04/01/17                                            25         23
                                                                       ========
   BANKS [1.6%]
   AmSouth Bancorporation
      6.750%, 11/01/25                                            50         47
   Compass Bank
      8.100%, 08/15/09                                            50         51
   Deutsche Bank Trust
      7.500%, 11/15/15                                            25         26
   Dresdner Bank - New York
      7.250%, 09/15/15                                            50         52
   PNC Funding
      7.500%, 11/01/09                                            50         52
                                                                       --------
   TOTAL BANKS                                                              228
                                                                       ========
   BUILDING & CONSTRUCTION [0.5%]
   Hanson Australia Funding
      5.250%, 03/15/13                                            50         49
   Masco
      6.125%, 10/03/16                                            25         23
                                                                       --------
   TOTAL BUILDING & CONSTRUCTION                                             72
                                                                       ========
   CONTAINERS & PACKAGING [0.3%]
   Pactiv
      7.950%, 12/15/25                                            50         52
                                                                       ========

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Balanced Fund

                                                         Face Amount     Value
Description                                                 (000)        (000)
------------------------------------------------------   -----------   --------
   DATA PROCESSING [0.2%]
   Fiserv
      6.125%, 11/20/12                                   $        25   $     25
                                                                       ========
   ENERGY [0.7%]
   Dominion Resources
      6.250%, 06/30/12                                            30         31
   Exelon Generation
      6.950%, 06/15/11                                            50         52
   Pacific Gas & Electric
      6.050%, 03/01/34                                            25         24
                                                                       --------
   TOTAL ENERGY                                                             107
                                                                       ========
   FINANCIAL SERVICES [0.3%]
   Household Finance
      8.000%, 07/15/10                                            40         42
                                                                       ========
   INSURANCE [0.7%]
   MetLife
      6.500%, 12/15/32                                            50         49
   Protective Life
      4.300%, 06/01/13                                            50         47
                                                                       --------
   TOTAL INSURANCE                                                           96
                                                                       ========
   INVESTMENT BANKER/BROKER DEALER [0.3%]
   Lehman Brothers Holdings
      6.500%, 07/19/17                                            50         46
                                                                       ========
   MANUFACTURING [0.2%]
   Tyco International Group
      6.375%, 10/15/11                                            25         26
                                                                       ========
   PAPER & PAPER PRODUCTS [0.4%]
   Westvaco
      9.750%, 06/15/20                                            50         57
                                                                       ========
   PETROLEUM & FUEL PRODUCTS [0.2%]
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                            25         27
                                                                       ========
   TELEPHONES & TELECOMMUNICATIONS
   [0.6%]
   Deutsche Telekom International Finance
      8.750%, 06/15/30                                            25         29
   GTE
      6.840%, 04/15/18                                            25         26
   New Cingular Wireless Services
      8.750%, 03/01/31                                            25         29
                                                                       --------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     84
                                                                       ========
       TOTAL CORPORATE BONDS
      (Cost $909)                                                           885

                                                         Face Amount
                                                            (000)        Value
Description                                                /Shares       (000)
------------------------------------------------------   -----------   --------
ASSET-BACKED SECURITIES [0.5%]
   Residential Asset Mortgage Products,
      Ser 2002-RS3, Cl AI5 (A)
      5.572%, 08/25/08                                   $        79   $     69
                                                                       ========
      TOTAL ASSET-BACKED SECURITIES
      (Cost $81)                                                             69
                                                                       ========
FOREIGN GOVERNMENT BOND [0.4%]
   Hydro Quebec
      11.750%, 02/01/12                                           50         62
                                                                       ========
      TOTAL FOREIGN GOVERNMENT BOND
      (Cost $62)                                                             62
                                                                       ========
MUNICIPAL BOND [0.1%]
   LOUISIANA [0.1%]
   Louisiana State, Tobacco Settlement
      Financing Authority, Ser 2001A, RB
         6.360%, 05/15/25                                         13         12
                                                                       ========
      TOTAL MUNICIPAL BOND
      (Cost $13)                                                             12
                                                                       ========
CASH EQUIVALENT [2.8%]
   AIM STIT-Treasury Portfolio, 1.870%**                     412,380        412
                                                                       ========
      TOTAL CASH EQUIVALENT
      (Cost $412)                                                           412
                                                                       ========
      TOTAL INVESTMENTS [100.5%]
      (Cost $15,303) +                                                 $ 14,668
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $14,600,766.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE, 30, 2008.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2008. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

CL    -- CLASS

CMO   -- COLLATERALIZED MORTGAGE OBLIGATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

ISP   -- INTERNET SERVICE PROVIDER

NA    -- NATIONAL ASSOCIATION

RB    -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+    AT JUNE 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $15,303
     (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $649 (000)'S AND $1,284 (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Diversified Equity Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
COMMON STOCK [97.2%]
   ADVERTISING [0.1%]
   CBS, Cl B                                                   5,411   $    105
                                                                       ========
   AEROSPACE & DEFENSE [1.0%]
   Boeing                                                      6,321        415
   General Dynamics                                              808         68
   Honeywell International                                     2,438        123
   Lockheed Martin                                             1,556        154
   Northrop Grumman                                              964         64
   Raytheon                                                      605         34
   United Technologies                                           697         43
                                                                       --------
   TOTAL AEROSPACE & DEFENSE                                                901
                                                                       ========
   AIRLINES [0.1%]
   Southwest Airlines                                          5,682         74
                                                                       ========
   APPAREL/TEXTILES [0.4%]
   Coach *                                                     7,260        210
   Nike, Cl B                                                  2,540        151
                                                                       --------
   TOTAL APPAREL/TEXTILES                                                   361
                                                                       ========
   AUTOMOTIVE [0.7%]
   Autozone *                                                    379         46
   Ford Motor *                                               13,698         66
   Honda Motor, ADR                                           14,000        476
   Paccar                                                      1,479         62
                                                                       --------
   TOTAL AUTOMOTIVE                                                         650
                                                                       ========
   BANKS [2.7%]
   Bank of America                                            14,340        342
   Bank of New York Mellon                                    13,406        507
   Fifth Third Bancorp                                        28,660        292
   Huntington Bancshares                                      10,500         61
   IntercontinentalExchange *                                  2,253        257
   International Bancshares                                   17,800        380
   Marshall & Ilsley                                              92          1
   NYSE Euronext                                                 694         35
   PNC Financial Services Group                                  650         37
   State Street                                                2,684        172
   SunTrust Banks                                              1,315         48
   Wachovia                                                    8,111        126
   Wells Fargo                                                 4,692        112
   Zions Bancorporation                                        1,625         51
                                                                       --------
   TOTAL BANKS                                                            2,421
                                                                       ========
   BEAUTY PRODUCTS [0.6%]
   Procter & Gamble                                            9,179        558
                                                                       ========
   BIOMEDICAL RESEARCH & PRODUCTS [0.7%]
   Celgene *                                                   1,143         73
   Quest Diagnostics                                          10,900        528
                                                                       --------
   TOTAL BIOMEDICAL RESEARCH & PRODUCTS                                     601
                                                                       ========
   BIOTECHNOLOGY [1.0%]
   Amgen *                                                     2,919        138
   Biogen Idec *                                                 819         46
   Gilead Sciences *                                          13,828        732
   Millipore *                                                   106          7
                                                                       --------
   TOTAL BIOTECHNOLOGY                                                      923
                                                                       ========
   BROADCASTING & CABLE [2.5%]
   Cisco Systems *                                            54,579      1,270
   Nokia, ADR                                                 15,000        367
   Qualcomm                                                   15,519        689
                                                                       --------
   TOTAL BROADCASTING & CABLE                                             2,326
                                                                       ========
   BUSINESS SERVICES [1.3%]
   Affiliated Computer Services, Cl A *                          439         24
   Computer Sciences *                                         2,206        103
   eBay *                                                     11,088        303
   Fiserv *                                                    5,640        256
   Visa, Cl A                                                  3,160        257
   Xerox                                                      18,500        251
                                                                       --------
   TOTAL BUSINESS SERVICES                                                1,194
                                                                       ========
   CHEMICALS [2.3%]
   Dow Chemical                                                5,782        202
   Eastman Chemical                                              611         42
   EI Du Pont de Nemours                                       4,890        210
   Hercules                                                    2,801         47
   International Flavors & Fragrances                          1,260         49
   Monsanto                                                    6,820        862
   Mosaic *                                                    2,160        313
   Praxair                                                     1,650        156
   Rohm & Haas                                                 4,500        209
                                                                       --------
   TOTAL CHEMICALS                                                        2,090
                                                                       ========
   COMMERCIAL BANKS [0.4%]
   BB&T                                                        8,070        184
   Regions Financial                                          19,315        210
                                                                       --------
   TOTAL COMMERCIAL BANKS                                                   394
                                                                       ========
   COMMUNICATION & MEDIA [2.0%]
   Comcast, Cl A                                               5,598        106
   Discovery Holding, Cl A *                                   6,600        145
   DISH Network, Cl A *                                       15,500        454
   Meredith                                                    1,577         44
   Time Warner                                                73,153      1,083
                                                                       --------
   TOTAL COMMUNICATION & MEDIA                                            1,832
                                                                       ========
   COMPUTER & ELECTRONICS RETAIL [0.2%]
   GameStop, Cl A *                                            5,323        215
                                                                       ========
   COMPUTER SYSTEM DESIGN & SERVICES [4.8%]
   Apple *                                                     6,622      1,109
   Dell *                                                     37,044        811
   Hewlett-Packard                                            20,743        917

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Diversified Equity Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
   IBM                                                         9,615   $  1,140
   Lexmark International, Cl A *                                 650         22
   QLogic *                                                        4         --
   SanDisk *                                                   3,600         67
   Seagate Technology                                         14,400        275
   Sun Microsystems *                                          1,952         21
                                                                       --------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                4,362
                                                                       ========
   COMPUTERS & PERIPHERALS [0.7%]
   EMC *                                                      41,649        612
                                                                       ========
   CONSTRUCTION & ENGINEERING [0.2%]
   Jacobs Engineering Group *                                  1,875        151
                                                                       ========
   CONSUMER PRODUCTS & SERVICES [1.2%]
   Black & Decker                                              1,798        103
   Clorox                                                      8,800        460
   Hasbro                                                        290         10
   Kimberly-Clark                                              4,136        247
   Mattel                                                     15,000        257
                                                                       --------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,077
                                                                       ========
   CONTAINERS & PACKAGING [0.2%]
   Bemis                                                       1,784         40
   Owens-Illinois *                                            3,180        133
                                                                       --------
   TOTAL CONTAINERS & PACKAGING                                             173
                                                                       ========
   DIVERSIFIED MANUFACTURING [2.4%]
   General Electric                                           53,581      1,430
   Parker Hannifin                                             5,300        378
   Textron                                                     8,510        408
                                                                       --------
   TOTAL DIVERSIFIED MANUFACTURING                                        2,216
                                                                       ========
   DIVERSIFIED METALS & MINING [0.3%]
   Freeport-McMoRan Copper & Gold, Cl B                        1,818        213
   United States Steel                                           117         22
                                                                       --------
   TOTAL DIVERSIFIED METALS & MINING                                        235
                                                                       ========
   DRUG STORES [0.2%]
   Rite Aid *                                                120,000        191
                                                                       ========
   DRUGS [4.8%]
   Abbott Laboratories                                         7,471        396
   Allergan                                                      130          7
   AmerisourceBergen, Cl A                                     2,732        109
   Bristol-Myers Squibb                                        1,199         25
   Forest Laboratories *                                         131          4
   Johnson & Johnson                                          25,892      1,666
   Merck                                                      10,690        403
   Pfizer                                                     25,619        447
   Schering-Plough                                            14,300        282
   Teva Pharmaceutical Industries                              3,690        169
   Watson Pharmaceuticals *                                    3,692        100
   Wyeth                                                      15,370        737
                                                                       --------
   TOTAL DRUGS                                                            4,345
                                                                       ========
   ELECTRICAL COMPONENTS & EQUIPMENT [0.4%]
   Tyco Electronics                                           10,576        379
                                                                       ========
   ELECTRICAL SERVICES [1.8%]
   American Electric Power                                     2,443         98
   DTE Energy                                                  3,739        159
   Duke Energy                                                17,334        301
   First Solar *                                               1,010        276
   Pinnacle West Capital                                       4,893        151
   Portland General Electric                                  21,000        473
   Public Service Enterprise Group                             1,634         75
   Southern                                                    2,381         83
   Xcel Energy                                                    24         --
                                                                       --------
   TOTAL ELECTRICAL SERVICES                                              1,616
                                                                       ========
   ELECTRONIC EQUIPMENT & INSTRUMENTS [0.0%]
   Jabil Circuit                                                 574          9
                                                                       ========
   ENERGY [0.7%]
   Atmos Energy                                                7,000        193
   Edison International                                        5,575        286
   Entergy                                                     1,039        125
   PG&E                                                          800         32
                                                                       --------
   TOTAL ENERGY                                                             636
                                                                       ========
   ENGINEERING SERVICES [0.2%]
   Fluor                                                       1,231        229
                                                                       ========
   ENTERTAINMENT [0.1%]
   Carnival                                                    3,229        106
                                                                       ========
   FINANCIAL SERVICES [3.0%]
   American Express                                            9,805        369
   Capital One Financial                                      12,191        463
   Charles Schwab                                             21,705        446
   Citigroup                                                  14,072        236
   Discover Financial Services                                10,284        135
   Federal National Mortgage Association                       4,078         80
   Nasdaq Stock Market *                                      11,300        300
   People's United Financial                                  16,590        259
   Western Union                                              17,073        422
                                                                       --------
   TOTAL FINANCIAL SERVICES                                               2,710
                                                                       ========
   FOOD, BEVERAGE & TOBACCO [5.3%]
   Central European Distribution *                             1,430        106
   Coca-Cola                                                  23,142      1,203
   Coca-Cola Enterprises                                       6,708        116
   ConAgra Foods                                              23,400        451
   Del Monte Foods                                            49,500        351

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Diversified Equity Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
   Fomento Economico Mexicano, ADR                             5,540   $    252
   General Mills                                              16,045        975
   Molson Coors Brewing, Cl B                                  5,480        298
   Pepsi Bottling Group                                        9,056        253
   PepsiCo                                                     1,087         69
   Safeway                                                    21,033        601
   Supervalu                                                   5,388        166
                                                                       --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         4,841
                                                                       ========
   HEALTHCARE PRODUCTS & SERVICES [2.3%]
   Applera - Applied Biosystems Group                            405         14
   Cardinal Health                                            11,914        614
   Charles River Laboratories International *                  1,930        123
   Express Scripts, Cl A *                                     4,938        310
   Illumina *                                                  1,500        131
   McKesson                                                      581         32
   Medco Health Solutions *                                      711         34
   Medtronic                                                  11,300        585
   Thermo Fisher Scientific *                                  3,970        221
   UnitedHealth Group                                          2,506         66
                                                                       --------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   2,130
                                                                       ========
   HOUSEHOLD FURNITURE & FIXTURES [0.3%]
   NVR *                                                         410        205
   Stanley Works                                                 576         26
                                                                       --------
   TOTAL HOUSEHOLD FURNITURE & FIXTURES                                     231
                                                                       ========
   INDEPENDENT POWER PRODUCERS & ENERGY TRADER [0.3%]
   Dynegy, Cl A *                                             31,620        270
                                                                       ========
   INSURANCE [4.1%]
   ACE                                                         3,833        211
   Aetna                                                       2,044         83
   Aflac                                                       5,420        340
   Allstate                                                      650         30
   American International Group                               22,125        585
   Chubb                                                      14,657        718
   Cigna                                                       2,728         97
   Genworth Financial, Cl A                                   17,398        310
   Hartford Financial Services Group                           1,679        108
   HCC Insurance Holdings                                     17,300        366
   Marsh & McLennan                                           12,800        340
   MetLife                                                     3,079        162
   Prudential Financial                                           25          2
   Tenet Healthcare *                                          3,081         17
   Unum Group                                                 15,000        307
   XL Capital, Cl A                                            1,448         30
                                                                       --------
   TOTAL INSURANCE                                                        3,706
                                                                       ========
   INTERNET & CATALOG RETAIL [0.2%]
   priceline.com *                                             1,470        170
                                                                       ========
   INVESTMENT BANKER/BROKER DEALER [2.4%]
   Ameriprise Financial                                        3,526        143
   BlackRock, Cl A                                             1,750        310
   Federated Investors, Cl B                                   1,181         41
   Franklin Resources                                            859         79
   Goldman Sachs Group                                         2,110        369
   JPMorgan Chase                                             14,852        509
   Legg Mason                                                    682         30
   Northern Trust                                              4,821        331
   T Rowe Price Group                                          7,322        413
                                                                       --------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  2,225
                                                                       ========
   MACHINERY [1.7%]
   Caterpillar                                                 9,248        683
   Cummins                                                     3,374        221
   Deere                                                       5,416        391
   SPX                                                         1,870        246
                                                                       --------
   TOTAL MACHINERY                                                        1,541
                                                                       ========
   MANUFACTURING [1.2%]
   Tyco International                                         28,270      1,132
                                                                       ========
   MEDICAL PRODUCTS & SERVICES [2.5%]
   Baxter International                                        9,787        626
   Becton Dickinson                                            3,757        305
   Boston Scientific *                                         6,118         75
   Eli Lilly                                                   2,820        130
   Genzyme-General Division *                                  3,881        280
   Intuitive Surgical *                                        1,290        348
   Stryker                                                     7,650        481
   WellPoint *                                                 1,372         65
                                                                       --------
   TOTAL MEDICAL PRODUCTS & SERVICES                                      2,310
                                                                       ========
   METALS & MINING [0.8%]
   Barrick Gold                                               15,800        719
                                                                       ========
   MISCELLANEOUS MANUFACTURING [0.9%]
   Covidien                                                   16,990        814
                                                                       ========
   MULTI-MEDIA [0.2%]
   Walt Disney                                                 5,187        162
                                                                       ========
   OFFICE FURNITURE & FIXTURES [3.7%]
   3M                                                         15,972      1,112
   Adobe Systems *                                             1,713         67
   CA                                                          3,950         91
   Compuware *                                                 1,522         15
   Microsoft                                                  24,880        684
   Oracle *                                                   33,435        702
   Salesforce.com *                                            1,370         94

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Diversified Equity Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
   Symantec *                                                 30,617   $    592
                                                                       --------
   TOTAL OFFICE FURNITURE & FIXTURES                                      3,357
                                                                       ========
   PAPER & RELATED PRODUCTS [0.4%]
   International Paper                                         2,937         68
   Packaging Corp of America                                  10,500        226
   Sealed Air                                                  5,000         95
                                                                       --------
   TOTAL PAPER & RELATED PRODUCTS                                           389
                                                                       ========
   PERSONAL PRODUCTS [0.2%]
   Estee Lauder, Cl A                                          3,690        171
                                                                       ========
   PETROLEUM & FUEL PRODUCTS [16.2%]
   Anadarko Petroleum                                         12,019        900
   Apache                                                      1,040        145
   Cameron International *                                     7,670        425
   Chesapeake Energy                                          13,627        899
   ChevronTexaco                                               8,089        802
   ConocoPhillips                                             14,126      1,333
   Consol Energy                                               5,454        613
   Devon Energy                                                1,372        165
   EOG Resources                                                 362         48
   Exxon Mobil                                                16,469      1,451
   Halliburton                                                11,514        611
   Hess                                                        2,685        339
   Massey Energy                                                 952         89
   Nabors Industries *                                        11,400        561
   National Oilwell Varco *                                    2,522        224
   Noble                                                         235         15
   Noble Energy                                                  590         59
   Occidental Petroleum                                        2,295        206
   Peabody Energy                                                384         34
   Petroleo Brasileiro, ADR                                    8,660        613
   Range Resources                                             4,948        324
   Royal Dutch Shell, Cl B                                     7,600        609
   Schlumberger                                                1,177        127
   Smith International                                           630         52
   Southwestern Energy *                                       7,840        373
   Spectra Energy                                             15,284        439
   Transocean                                                  4,301        655
   Unit *                                                     10,100        838
   Valero Energy                                               6,200        255
   Weatherford International *                                10,114        502
   Williams                                                   15,827        638
   XTO Energy                                                  6,820        467
                                                                       --------
   TOTAL PETROLEUM & FUEL PRODUCTS                                       14,811
                                                                       ========
   PRINTING & PUBLISHING [0.2%]
   Gannett                                                     8,985        195
   Pitney Bowes                                                  414         14
                                                                       --------
   TOTAL PRINTING & PUBLISHING                                              209
                                                                       ========
   PROPERTY & CASUALTY INSURANCE [0.3%]
   Fidelity National Financial, Cl A                          18,500        233
                                                                       ========
   RAILROADS [0.2%]
   Burlington Northern Santa Fe                                  561         56
   CSX                                                         1,336         84
                                                                       --------
   TOTAL RAILROADS                                                          140
                                                                       ========
   REAL ESTATE INVESTMENT TRUSTS [0.5%]
   Apartment Investment & Management, Cl A                       591         20
   AvalonBay Communities                                         286         26
   Developers Diversified Realty                                 372         13
   Host Hotels & Resorts                                       5,655         77
   Public Storage                                              3,260        263
   Simon Property Group                                          871         78
                                                                       --------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                      477
                                                                       ========
   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.8%]
   Brookfield Asset Management, Cl A                          21,200        690
                                                                       ========
   RETAIL [5.0%]
   Abercrombie & Fitch, Cl A                                      53          3
   Best Buy                                                   13,230        524
   CVS                                                         8,430        334
   Gap                                                         6,329        106
   Guess ?                                                     4,900        184
   Home Depot                                                  7,098        166
   Kohl's *                                                   11,110        445
   Kroger                                                      6,701        193
   Lowe's                                                     15,268        317
   McDonald's                                                  2,158        121
   Staples                                                    23,740        564
   Target                                                        775         36
   Tiffany                                                       477         19
   TJX                                                           878         28
   Urban Outfitters *                                          5,780        180
   Walgreen                                                    9,240        300
   Wal-Mart Stores                                            19,128      1,075
                                                                       --------
   TOTAL RETAIL                                                           4,595
                                                                       ========
   RUBBER & PLASTIC [0.0%]
   Apollo Group, Cl A *                                          325         14
                                                                       --------
   SEMI-CONDUCTORS [2.5%]
   Altera                                                        102          2
   Applied Materials                                          38,290        731
   Broadcom, Cl A *                                            6,400        175
   Intel                                                      18,398        395
   Lam Research *                                              4,310        156
   Marvell Technology Group *                                 14,190        251
   MEMC Electronic Materials *                                   448         28
   Microchip Technology                                        2,720         83
   Micron Technology *                                        25,100        150
   Novellus Systems *                                          2,112         45

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Diversified Equity Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
   Nvidia *                                                      591   $     11
   Texas Instruments                                           6,029        170
   Varian Semiconductor Equipment Associates *                 3,180        111
                                                                       --------
   TOTAL SEMI-CONDUCTORS                                                  2,308
                                                                       ========
   TELEPHONES & TELECOMMUNICATIONS [4.8%]
   AT&T                                                       32,114      1,082
   CenturyTel                                                  1,942         69
   China Netcom Group Hong Kong                                7,006        382
   Corning                                                    19,883        458
   Embarq                                                      1,517         72
   Millicom International Cellular                             3,820        395
   Mobile Telesystems                                          2,770        212
   Qwest Communications International                         51,964        204
   SBA Communications, Cl A *                                  5,160        186
   Sprint Nextel                                               2,282         22
   Verizon Communications                                     29,719      1,052
   Windstream                                                 20,000        247
                                                                       --------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  4,381
                                                                       ========
   TRANSPORTATION SERVICES [1.0%]
   Expeditors International of Washington                      3,880        167
   FedEx                                                       6,767        533
   Norfolk Southern                                               40          3
   Union Pacific                                               3,170        239
                                                                       --------
   TOTAL TRANSPORTATION SERVICES                                            942
                                                                       ========
   TRUCKING [0.3%]
   Ryder System                                                3,821        263
                                                                       ========
   WASTE MANAGEMENT SERVICES [0.2%]
   Waste Management                                            4,523        171
                                                                       ========
   WEB PORTALS/ISP [1.5%]
   Akamai Technologies *                                       3,000        104
   Amazon.com *                                                  786         58
   Expedia *                                                     661         12
   Google, Cl A *                                              1,737        915
   Juniper Networks *                                          1,879         42
   VeriSign *                                                  5,193        196
   Yahoo! *                                                    1,216         25
                                                                       --------
   TOTAL WEB PORTALS/ISP                                                  1,352
                                                                       ========
   WHOLESALE [0.2%]
   Bunge                                                       1,580        170
   Dean Foods *                                                1,195         24
                                                                       --------
   TOTAL WHOLESALE                                                          194
                                                                       ========
      TOTAL COMMON STOCK
      (Cost $91,635)                                                     88,640

CASH EQUIVALENT [2.5%]
   AIM STIT-Treasury Portfolio, 1.870%**                   2,323,945      2,324
                                                                       ========
      TOTAL CASH EQUIVALENT
      (Cost $2,324)                                                       2,324
                                                                       ========
      TOTAL INVESTMENTS [99.7%]
      (Cost $93,959) +                                                 $ 90,964
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $91,262,794.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

ADR  -- AMERICAN DEPOSITARY RECEIPT

CL   -- CLASS

ISP  -- INTERNET SERVICE PROVIDER

+    AT JUNE 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $93,959
     (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,010
     (000)'S AND $10,005 (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Socially Responsible Equity Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
COMMON STOCK [99.2%]
   ADVERTISING [1.9%]
   CBS, Cl B                                                  52,000   $  1,013
                                                                       ========
   AUTOMOTIVE [2.3%]
   Honda Motor, ADR                                           36,000      1,225
                                                                       ========
   BANKS [3.4%]
   International Bancshares                                   84,057      1,796
                                                                       ========
   BIOMEDICAL RESEARCH & PRODUCTS [3.1%]
   Quest Diagnostics                                          33,000      1,600
                                                                       ========
   BROADCASTING & CABLE [1.9%]
   Nokia, ADR                                                 40,000        980
                                                                       ========
   BUSINESS SERVICES [2.0%]
   Xerox                                                      75,000      1,017
                                                                       ========
   CHEMICALS [4.2%]
   EI Du Pont de Nemours                                      23,000        987
   Rohm & Haas                                                26,100      1,212
                                                                       --------
   TOTAL CHEMICALS                                                        2,199
                                                                       ========
   COMMUNICATION & MEDIA [3.1%]
   Time Warner                                               107,500      1,591
                                                                       ========
   COMPUTER SYSTEM DESIGN & SERVICES [0.9%]
   Sun Microsystems *                                         44,000        479
                                                                       ========
   CONSUMER PRODUCTS & SERVICES [5.0%]
   Clorox                                                     20,500      1,070
   Kimberly-Clark                                             26,000      1,554
                                                                       --------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     2,624
                                                                       ========
   DRUGS [6.9%]
   Abbott Laboratories                                        18,300        970
   Johnson & Johnson                                          27,000      1,737
   Schering-Plough                                            44,600        878
                                                                       --------
   TOTAL DRUGS                                                            3,585
                                                                       ========
   ELECTRICAL SERVICES [4.4%]
   Emerson Electric                                           19,000        939
   Portland General Electric                                  61,000      1,374
                                                                       --------
   TOTAL ELECTRICAL SERVICES                                              2,313
                                                                       ========
   ENERGY [3.1%]
   Atmos Energy                                               59,500      1,640
                                                                       ========
   FINANCIAL SERVICES [2.7%]
   Nasdaq Stock Market *                                      53,500      1,420
                                                                       ========
   FOOD, BEVERAGE & TOBACCO [1.9%]
   Supervalu                                                  32,500      1,004
                                                                       ========
   HEALTHCARE PRODUCTS & SERVICES [1.8%]
   Cardinal Health                                            18,000        928
                                                                       ========
   INSURANCE [3.4%]
   Marsh & McLennan                                           67,000      1,779
                                                                       ========
   MANUFACTURING [3.1%]
   Tyco International                                         40,375      1,617
                                                                       ========
   METALS & MINING [2.0%]
   Worthington Industries                                     52,000      1,066
                                                                       ========
   MISCELLANEOUS MANUFACTURING [2.1%]
   Covidien                                                   23,375      1,119
                                                                       ========
   OFFICE EQUIPMENT & SUPPLIES [1.8%]
   Avery Dennison                                             21,000        923
                                                                       ========
   OFFICE FURNITURE & FIXTURES [1.9%]
   3M                                                         14,500      1,009
                                                                       ========
   PAPER & RELATED PRODUCTS [2.1%]
   Packaging Corp of America                                  50,000      1,075
                                                                       ========
   PETROLEUM & FUEL PRODUCTS [17.0%]
   Chesapeake Energy                                          40,000      2,638
   Patterson-UTI Energy                                       69,000      2,487
   Spectra Energy                                             44,500      1,279
   Unit *                                                     30,000      2,489
                                                                       --------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        8,893
                                                                       ========
   PRINTING & PUBLISHING [1.0%]
   Pitney Bowes                                               16,000        546
                                                                       ========
   PROPERTY & CASUALTY INSURANCE [2.0%]
   Fidelity National Financial, Cl A                          83,500      1,052
                                                                       ========
   REAL ESTATE INVESTMENT TRUST [1.1%]
   AMB Property                                               11,000        554
                                                                       ========
   REAL ESTATE MANAGEMENT & DEVELOPMENT [3.4%]
   Brookfield Asset Management, Cl A                          54,000      1,757
                                                                       ========
   RETAIL [1.9%]
   Walgreen                                                   30,500        992
                                                                       ========

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

AHA Socially Responsible Equity Fund

                                                                         Value
Description                                                 Shares       (000)
------------------------------------------------------   -----------   --------
   SEMI-CONDUCTORS [3.1%]
   Applied Materials                                          30,000   $    573
   Intel                                                      47,500      1,020
                                                                       --------
   TOTAL SEMI-CONDUCTORS                                                  1,593
                                                                       ========
   TELEPHONES & TELECOMMUNICATIONS [1.9%]
   Windstream                                                 79,000        975
                                                                       ========
   WHOLESALE [2.8%]
   Kraft Foods, Cl A                                          50,500      1,438
                                                                       ========
      TOTAL COMMON STOCK
      (Cost $51,220)                                                     51,802
                                                                       ========
CASH EQUIVALENTS [8.0%]
   AIM STIT-Treasury Portfolio, 1.870**                    4,140,136      4,140
   Fidelity Institutional Money Market
      Funds - Treasury Only Portfolio,
      Cl I, 1.620%**                                          26,431         26
                                                                       ========
      TOTAL CASH EQUIVALENTS
      (Cost $4,166)                                                       4,166
                                                                       ========
      TOTAL INVESTMENTS [107.2%]
      (Cost $55,386) +                                                 $ 55,968
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $52,187,839.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

ADR  -- AMERICAN DEPOSITARY RECEIPT

CL   -- CLASS

+    AT JUNE 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,386
     (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,650
     (000)'S AND $4,068 (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                CNI Charter Funds


By (Signature and Title)*                   /s/ Richard A. Weiss
                                            ---------------------------------
                                            Richard A. Weiss, President & CEO

Date:  August 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Richard A. Weiss
                                            -----------------------------------
                                            Richard A. Weiss, President & CEO

Date:  August 22, 2008

By (Signature and Title)*                   /s/ Eric Kleinschmidt
                                            -----------------------------------
                                            Eric Kleinschmidt, Controller & COO


Date:  August 22, 2008

* Print the name and title of each signing officer under his or her signature.